Share capital and other equity	12 Months Ended
Dec. 31, 2022
Share capital and other equity
Share capital and other equity

22 Share capital and other equity

Share capital consists of ordinary shares and preference shares and is measured as the number of shares allotted and fully paid multiplied by the nominal value of a share. Other equity includes paid-in equity, merger reserves, capital redemption reserve and own shares held.

For accounting policy information see Accounting policies note 3.11.

			Number of shares
	2022	2021	2022	2021
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1.0769 (1)	10,539	11,468	9,786,024	11,467,982
Cumulative preference shares of £1	0.5	0.5	483	483
Non-cumulative preference shares of US$0.01 (2)	—	—	—	10

(1)	The nominal value of ordinary shares without rounding is £1.076923076923077 per share
(2)	The company redeemed the Series U Non-cumulative dollar preference shares on 31 March 2022.

		Number of
Movement in allotted, called up and fully paid ordinary shares	£m	shares 000s
At 1 January 2021	12,129	12,129,165
Shares issued	38	37,584
Share cancellation	(699)	(698,767)
At 1 January 2022	11,468	11,467,982
Share cancellation	(929)	(929,188)
Share consolidation	—	(752,770)
At 31 December 2022	10,539	9,786,024

Ordinary shares

At a General Meeting of the company on 25 August 2022, shareholders approved a share consolidation of the company’s ordinary shares. Every 14 existing ordinary shares of £1 each in the capital of the company in issue as at 26 August 2022 were consolidated into one intermediate ordinary share of £14.00 and immediately divided into 13 new ordinary shares of £1.0769 in the capital of the company.

There is no authorised share capital under the company’s constitution. At 31 December 2022, the directors had authority granted at the 2022 Annual General Meeting to issue up to £561,452,512 nominal of ordinary shares other than by pre-emption to existing shareholders. This figure was amended to £520,306,980 at the General Meeting on 25 August 2022 to preserve the position as if the share consolidation had not taken place.

On 6 February 2019 the company held a General Meeting and shareholders approved a special resolution to give the company authority to make off-market purchases of up to 4.99% of its issued ordinary share capital in any 12-month period from HM Treasury (or its nominee) at such times as the directors may determine is appropriate. Full details of the proposal are set out in the Circular and Notice of General Meeting available at natwestgroup.com. This authority was renewed at the Annual General Meeting in 2022, and amended at the General Meeting held on 25 August 2022 to preserve the position as if the share consolidation had not taken place. Shareholders will be asked to renew the authority at the Annual General Meeting in 2023.

The company utilised the authority it obtained at the 2021 AGM to make an off-market purchase of 549,851,147 ordinary shares (nominal value £549,851,147) in the company from HMT on 28 March 2022, at a price of 220.5p per ordinary share for the total consideration of £1,212,421,779, representing 4.91% of the company's issued ordinary share capital. The company cancelled all of the purchased ordinary shares.

At the Annual General Meeting in 2022 shareholders authorised the company to make market purchases of up to 1,122,905,024 ordinary shares in the company. The authority was amended at the General Meeting held on 25 August 2022 to preserve the position as if the share consolidation had not taken place and shareholders will be asked to renew the authority at the Annual General Meeting in 2023.

The directors utilised the authority obtained at the 2021 AGM to conduct a share buyback programme (the Programme) of up to £750 million, as announced to the market on 30 July 2021. The Programme’s purpose is to reduce the ordinary share capital of NatWest Group. Taking into account the reduction in issued ordinary share capital which occurred as a result of the off-market buyback announced on 19 March 2021, the maximum number of ordinary shares that could be purchased by the company under the Programme was 1,157,583,542.

Phase 1 of the Programme commenced on 2 August 2021 and completed on 18 January 2022. 340,537,460 ordinary shares (nominal value £340,537,460) were purchased by the company at an average purchase price of 220.0199p per ordinary share for the total consideration of £749,250,031. Phase 2 of the Programme commenced on 21 February 2022 and completed on 15 July 2022. A further 346,835,822 ordinary shares (nominal value £346,835,822) were purchased by the company at an average purchase price of 216.2406p per ordinary share for the total consideration of £749,999,999. All of the purchased ordinary shares were cancelled, representing 11.23% of the company’s issued ordinary share capital.

In 2022 NatWest Group paid an interim dividend of £364 million, or 3.5p per ordinary share (2021 – £347 million, or 3p per ordinary share).

In addition, the company also paid a special dividend of £1,750 million, or 16.8p per ordinary share.

The company has announced that the directors have recommended a final dividend of £1.0 billion, or 10.0p per ordinary share (2021 - £844 million, or 7.5p per ordinary share) subject to shareholder approval at the Annual General Meeting on 25 April 2023.

If approved, payment will be made on 2 May 2023 to shareholders on the register at the close of business on 17 March 2023. The ex-dividend date will be 16 March 2023.

22 Share capital and other equity continued

Cumulative preference shares

At the 2021 Annual General Meeting, shareholders authorised the company to make an off-market purchase of preference shares in the company. In December 2021 the company used this authority to purchase 157,546 5.5% cumulative preference shares and 259,314 11% cumulative preference shares. The company cancelled all of the purchased preference shares.

Non-cumulative preference shares

The company announced on 2 February 2022 that it had given notice to holders of the redemption of the Series U Non-Cumulative Dollar Preference Shares. On 31 March 2022, the Series U Dollar Non-cumulative Preference Shares, of amount outstanding US$1,013,000,000 were redeemed at the redemption price of US$100,000 per Series U Dollar Preference Share plus accrued dividends equalling $635.94 per share.

	2022	2021	2020
	£m	£m	£m
Additional Tier 1 notes
US$1.15 billion 8% notes callable August 2025 (1)	735	735	735
US$2.65 billion 8.625% notes callable August 2021 (2)	—	—	2,046
US$1.5 billion 6.000% notes callable December 2025 - June 2026 (3)	1,220	1,220	1,220
GBP£1.0 billion 5.125% notes callable May - November 2027 (4)	998	998	998
GBP£0.4 billion – March 2021 issuance (5)	399	399	—
US$0.75 billion – June 2021 issuance (6)	538	538	—
	3,890	3,890	4,999

(1)	Issued in August 2015. In the event of conversion, converted into ordinary shares at a price of $3.295 nominal per £1 share.
(2)

Issued in August 2016. In the event of conversion, converted into ordinary shares at a price of $2.284 nominal per £1 share. In July 2021, paid-in equity reclassified to liabilities as the result of a call in August 2021 of US$2.65 billion AT1 Capital notes.

(3)	Issued in June 2020. In the event of conversion, converted into ordinary shares at a price of $2.179 (translated at applicable exchange rate) per £1 share.
(4)	Issued in November 2020. In the event of conversion, converted into ordinary shares at a price of £1.754 nominal per £1 share.
(5)	Issued in March 2021. In the event of conversion, converted into ordinary shares at a price of £1.754 nominal per £1 share.
(6)	Issued in June 2021. In the event of conversion, converted into ordinary shares at a price of $2.448 (translated at applicable exchange rate) per £1 share.

22 Share capital and other equity continued

Paid-in equity - comprises equity instruments issued by the company other than those legally constituted as shares.

Additional Tier 1 instruments issued by NatWest Group plc having the legal form of debt are classified as equity under IFRS. The coupons on these instruments are non-cumulative and payable at the company’s discretion. In the event NatWest Group’s CET1 ratio falls below 7% any outstanding instruments will be converted into ordinary shares at a fixed price.

Capital recognised for regulatory purposes cannot be redeemed without Prudential Regulation Authority consent. This includes ordinary shares, preference shares and additional Tier 1 instruments.

Merger reserve - the merger reserve comprises the premium on shares issued to acquire NatWest Bank Plc less goodwill amortisation charged under previous GAAP.

Capital redemption reserve - under UK companies legislation, when shares are redeemed or purchased wholly or partly out of the company’s profits, the amount by which the company’s issued share capital is diminished must be transferred to the capital redemption reserve. The capital maintenance provisions of UK companies legislation apply to the capital redemption reserve as if it were part of the company’s paid up share capital. On 15 June 2017, the Court of Session approved a reduction of NatWest plc capital so that the amounts which stood to the credit of the capital redemption reserve were transferred to retained earnings. The nominal value of the shares bought back from HM Treasury in March 2021 and via the Programme during 2022 have been transferred to the Capital redemption reserve.

Own shares held - at 31 December 2022, 13 million ordinary shares of £1.0769 each of the company (2021 –15 million) were held by employee share trusts in respect of share awards and options granted to employees. During the year, the employee share trusts purchased no ordinary shares and delivered 2 million ordinary shares in satisfaction of the exercise of options and the vesting of share awards under the employee share plans. The company retains the flexibility to use newly issued shares, shares purchased by the NatWest Group Employee Share Ownership Trust and any available treasury shares to satisfy obligations under its employee share plans. The company does not use performance conditions or targets based on earnings per share (EPS), total shareholder return (TSR), and net asset value (NAV) in connection with its employee share plans.

As part of the shares bought back from HM Treasury in March 2021, the company transferred 200 million ordinary shares to treasury. The company has used a total of 76,513,524 treasury shares to satisfy the exercise of options and the vesting of share awards under the employee share plans. The balance of ordinary shares held in treasury as at 31 December 2022 was 114,011,084. The figure has been adjusted to reflect the 13 for 14 share consolidation on 30 August 2022.

NatWest Group plc optimises capital efficiency by maintaining reserves in subsidiaries, including regulated entities. Certain preference shares and subordinated debt are also included within regulatory capital. The remittance of reserves to the company or the redemption of shares or subordinated capital by regulated entities may be subject to maintaining the capital resources required by the relevant regulator.

UK law prescribes that only the reserves of the company are taken into account for the purpose of making distributions and in determining permissible applications of the share premium account.